                           COLUMBIA FUNDS SERIES TRUST
                COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY FUND
                                  (THE "FUND")

                          SUPPLEMENT DATED MAY 19, 2006
     TO THE CLASS A, B, C AND Z SHARES PROSPECTUSES DATED NOVEMBER 1, 2005,
         AND TO THE CLASS R SHARES PROSPECTUSES DATED JANUARY 23, 2006


     The prospectuses for all share classes of the Fund are hereby supplemented to reflect the following:

     o Kevin V. Durkin is an additional team member of the Causeway Capital Management LLC ("Causeway") portfolio management team that makes the day-to-day investment decisions for its portion of the Columbia Multi-Advisor International Equity Fund.

     Accordingly, the prospectuses for all share classes of the Fund are hereby also supplemented by adding the following biography to the discussion of the Causeway portfolio managers responsible for making the day-to-day investment decisions for the Fund:

KEVIN V. DURKIN
Kevin Durkin is a Vice President of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. Mr. Durkin joined Causeway in June 2001. From 1999 to June 2001, Mr. Durkin was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. in Los Angeles, where he was an equity research associate for the International and Global Value Equity Team.


INT-47/110877-0506

                           COLUMBIA FUNDS SERIES TRUST
                COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY FUND
                                  (THE "FUND")

                         SUPPLEMENT DATED MAY 19, 2006
   TO THE STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, B, C AND Z SHARES
      DATED AUGUST 1, 2005, AND TO THE STATEMENT OF ADDITIONAL INFORMATION
                   FOR CLASS R SHARES DATED JANUARY 23, 2006

The Statement of Additional Information for all share classes of the Fund is hereby supplemented as follows:

     1. The table following the heading "Other Accounts Managed by the Portfolio Managers" in the section "PORTFOLIO MANAGERS" is hereby supplemented to reflect the following:

---------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER       OTHER SEC-REGISTERED OPEN-END     OTHER POOLED INVESTMENT            OTHER ACCOUNTS
                             AND CLOSED-END FUNDS                 VEHICLES
---------------------------------------------------------------------------------------------------------------------
                          NUMBER OF      ASSETS          NUMBER OF        ASSETS         NUMBER OF         ASSETS
                          ACCOUNTS                        ACCOUNTS                       ACCOUNTS
---------------------------------------------------------------------------------------------------------------------
Kevin V. Durkin               3       $5.4 billion            7        $1.7 billion         62           $7.9 billion
---------------------------------------------------------------------------------------------------------------------

     2. The table following the heading "Accounts and Assets for which Advisory Fee is Based on Performance" in the section "PORTFOLIO MANAGERS" is hereby supplemented to reflect the following:

---------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER       OTHER SEC-REGISTERED OPEN-END     OTHER POOLED INVESTMENT            OTHER ACCOUNTS
                            AND CLOSED-END FUNDS                  VEHICLES
---------------------------------------------------------------------------------------------------------------------
                          Number of          Assets        Number of       Assets         Number of        Assets
                          accounts                         accounts                       accounts
---------------------------------------------------------------------------------------------------------------------
Kevin V. Durkin             N/A               N/A             N/A            N/A              2          $0.7 billion
---------------------------------------------------------------------------------------------------------------------

     3. The table following the heading "Ownership of Securities" in the section "PORTFOLIO MANAGERS" is hereby supplemented to reflect the following:

--------------------------------------------------------------------------
    PORTFOLIO MANAGER                  DOLLAR RANGE OF EQUITY SECURITIES
                                         IN THE FUND BENEFICIALLY OWNED
--------------------------------------------------------------------------
     Kevin V. Durkin                                   $0
--------------------------------------------------------------------------




















INT-50/111060-05066